EQUITY (Details Narrative)					2 Months Ended	12 Months Ended
		Nov. 15, 2024 SGD ($) $ / shares shares	Oct. 13, 2023 USD ($) $ / shares shares	Apr. 22, 2022 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 SGD ($) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares outstanding					5,306,666	5,306,666					5,306,666		5,006,666
Common stock, value			$ 100,000		$ 16,000 [1]	$ 16,000	[1]				$ 21,000		$ 20,000
Common stock, shares authorized			100,000,000		33,333,333	33,333,333					33,333,333		33,333,333
Common stock, par value | $ / shares			$ 0.001		$ 0.003	$ 0.003						$ 0.003
Reverse stock split			reverse share split at a ratio of 1:3
Common stock, shares issued			5,006,666		5,306,666	5,306,666					5,306,666		5,006,666
Common stock, shares increased					5,306,666
Acquired share purchase value						$ 45,000		$ 48,000	$ 18,000
Ms Hong Bee Yin [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Special share award, shares		300,000
Fair value per share | $ / shares		$ 1.16
Award fully vested total fair value of compensation | $		$ 348,000
Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, value | $			$ 100,000
Common stock, shares authorized			33,333,333
Common stock, par value | $ / shares			$ 0.003
Reverse stock split			The Company effected the reverse share split of all issued and outstanding shares of 15,020,000 shares at a ratio of 3:1.
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued on initial public offering				3,020,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares outstanding					12,000,000	12,000,000					12,000,000
Shares issued on initial public offering	[2]									1,006,666
Treasury Stock, Common [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued on initial public offering									(9,952)
Number of shares acquired						(36,454)		(36,454)	9,952

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements
[2]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements